Post-Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of summary of retirement benefit plans other benefits post retirement [line items]
Provisions for retirement benefits	$ 58.4	$ 92.8
Non-current assets held for sale [member] | Commercial Aviation [member]
Disclosure of summary of retirement benefit plans other benefits post retirement [line items]
Provisions for retirement benefits	19.7
Multi-employer defined benefit plans [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of summary of retirement benefit plans other benefits post retirement [line items]
Defined contribution pension plan by employer	$ 19.0	$ 14.1